CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	¥ 103,861	$ 14,667	¥ 1,588,031	¥ 659,090	¥ 309,133
Cost of revenues	(110,714)	(15,636)	(689,292)	(418,852)	(92,735)
Gross profit	(6,853)	(969)	898,739	240,238	216,398
Operating expenses:
Sales and marketing	(189,503)	(26,763)	(1,184,997)	(1,488,699)	(179,328)
Research and development	(31,176)	(4,403)	(140,006)	(124,513)
General and administrative	(74,926)	(10,582)	(402,040)	(1,070,419)	(389,072)
Gains/(losses) from guarantee liabilities			(194,385)	(4,414)	1,840
Provision for credit losses	(1,939,570)	(273,920)	(271,372)	(40,626)	(38,075)
Total operating expenses	(2,235,175)	(315,668)	(2,192,800)	(2,728,671)	(604,635)
Other operating income	56,043	7,915	1,925
Loss from continuing operations	(2,185,985)	(308,722)	(1,292,136)	(2,488,433)	(388,237)
Interest income	3,081	435	14,958	24,554	2,234
Interest expenses	(29,029)	(4,100)	(112,587)	(63,880)	(199)
Other income	2,420	342	71,142	23,721	4,248
Other expenses	(10,118)	(1,429)	(36,569)	(25,568)	(3,808)
Foreign exchange (losses) /gains	(388)	(55)	4,247	(8,232)	(627)
Fair value change of derivative liabilities				1,185,090	(885,821)
Gain from disposal of investments, net			28,257
Impairment of long-term investment			(37,775)
Gain from disposal of subsidiaries	179,020	25,282
Loss from continuing operations before income tax expense	(2,040,999)	(288,247)	(1,360,463)	(1,352,748)	(1,272,210)
Income tax (expense)/credit	(326)	(46)	2,554	(1,644)	(211)
Equity in income of affiliates	6,940	980	30,231	2,631	3,597
Net loss from continuing operations, net of tax	(2,034,385)	(287,313)	(1,327,678)	(1,351,761)	(1,268,824)
Less: net loss attributable to non-controlling interests shareholders	(5,383)	(760)	(1,452)	(15,771)	(25,202)
Net loss from continuing operations, attributable to UXIN LIMITED	(2,029,002)	(286,553)	(1,326,226)	(1,335,990)	(1,243,622)
Discontinued operations
Loss from discontinued operations before income tax	(455,177)	(64,283)	(659,458)	(173,583)	(1,478,615)
Income tax expense			(2,992)	(12,941)	(359)
Net loss from discontinued operations, net of tax	(455,177)	(64,283)	(662,450)	(186,524)	(1,478,974)
Net loss from discontinued operations, attributable to UXIN LIMITED	(455,177)	(64,283)	(662,450)	(186,524)	(1,478,974)
Net loss	(2,489,562)	(351,596)	(1,990,128)	(1,538,285)	(2,747,798)
Less: net loss attributable to non controlling interests shareholders	(5,383)	(760)	(1,452)	(15,771)	(25,202)
Net loss attributable to UXIN LIMITED	(2,484,179)	(350,836)	(1,988,676)	(1,522,514)	(2,722,596)
Accretion on redeemable preferred shares				(318,951)	(555,824)
Deemed dividend to preferred shareholders				(544,773)	(587,564)
Deemed dividend from preferred Shareholders					92,779
Net loss attributable to ordinary shareholders	(2,484,179)	(350,836)	(1,988,676)	(2,386,238)	(3,773,205)
Comprehensive Income (Loss)
Net loss	(2,489,562)	(351,596)	(1,990,128)	(1,538,285)	(2,747,798)
Foreign currency translation	40,028	5,653	(17,976)	4,818	43,406
Total comprehensive loss	(2,449,534)	(345,943)	(2,008,104)	(1,533,467)	(2,704,392)
Less: total comprehensive loss attributable to non controlling interests shareholders	(3,927)	(555)	(1,558)	(22,359)	(27,861)
Total comprehensive loss attributable to UXIN LIMITED	(2,445,607)	(345,388)	(2,006,546)	(1,511,108)	(2,676,531)
Net loss from continuing operations, attributable to ordinary shareholders	(2,029,002)	(286,553)	(1,326,226)	(2,199,714)	(2,294,231)
Net loss from discontinued operations, attributable to ordinary shareholders	(455,177)	(64,283)	(662,450)	(186,524)	(1,478,974)
Net loss attributable to ordinary shareholders	¥ (2,484,179)	$ (350,836)	¥ (1,988,676)	¥ (2,386,238)	¥ (3,773,205)
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted (in shares) | shares	888,460,868	888,460,868	886,613,598	477,848,763	49,318,860
Loss per share for ordinary shareholders, basic
Continuing operations | (per share)	¥ (2.28)	$ (0.32)	¥ (1.50)	¥ (4.60)	¥ (46.52)
Discontinued operations | (per share)	(0.51)	(0.07)	(0.75)	(0.39)	(29.99)
Loss per share for ordinary shareholders, diluted
Continuing operations | (per share)	(2.28)	(0.32)	(1.50)	(4.60)	(46.52)
Discontinued operations | (per share)	¥ (0.51)	$ (0.07)	¥ (0.75)	¥ (0.39)	¥ (29.99)
Consumers ("2C") - Commission revenue
Revenues:
Total Revenues	¥ 48,038	$ 6,784	¥ 711,362	¥ 203,158
Consumers ("2C") - Value-added service revenue
Revenues:
Total Revenues	40,456	5,713	636,046	166,482
Other services
Revenues:
Total Revenues	¥ 15,367	$ 2,170	¥ 240,623	¥ 289,450	¥ 309,133